Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capitalized Software Development [Member]
Intangible Asset, Finite-Lived [Line Items]
Amortization expense	$ 2,422,054	$ 1,717,575